Variable Interest Entities	6 Months Ended
Jun. 30, 2021
Variable Interest Entity [Abstract]
Variable Interest Entities
6. Variable Interest Entities
The Company has evaluated its business relationships with franchisees to identify potential variable interest entities (“VIEs”). While the Company holds a variable interest in some of the franchised restaurants owned by an affiliated entity, the Company is not the primary beneficiary since it does not have the power to direct the activities of these franchised restaurants. As a result, the Company does not consolidate those VIEs.
The Company is a guarantor for six operating leases for those affiliated entities and an unrelated party. The Company may become responsible for the payments under its guarantee. The Company has determined that its maximum exposure to loss on the VIEs that it is not the primary beneficiary on that results from the lease guarantees amounts to approximately $5,847,000.
The Company recognized a liability of $3,306,000 for the estimated fair value of the lease guarantee as a provisional measurement period adjustment. The amount recorded represents the present value of estimated probable future payments for which the Company may be liable. Such amount has been included in other liabilities on the accompanying condensed consolidated balance sheet.
On April 23, 2018 (the “Takeover Date”), the Company entered into an asset purchase and management agreement (the “APM”) with a multiple unit franchisee. The Company had evaluated the franchisee which is a party to the APM for VIE accounting under ASC 810
“Consolidation” and had determined that the franchisee under the APM was a VIE and that the Company was the primary beneficiary, effective on the Takeover Date.
During 2020, the Company negotiated a release of the lien from the banks on the equipment in these restaurants and was able to have the leases on the restaurants assigned to BurgerFi and on December 31, 2020, BurgerFi discontinued the management of the two restaurants by termination of the APM and the franchise agreements. As a result of the discontinuation and termination of the APM, the franchisee was deconsolidated on December 31, 2020.
Net sales for the consolidated VIE for the for the Predecessor period for the three and six months ended June 30, 2020 were $831,000 and $1,696,000, respectively. Net loss and net income for the consolidated VIE for the Predecessor period for the three and six months ended June 30, 2020, respectively, were $3,000 and $22,000, respectively.